UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
               	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 August 11, 2009
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110	Third Avenue Management LLC
28-4003	Ariel Capital Management, LLC
28-10835 Brookfield Redding, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	92

Form 13F Information Table Value Total: 	$959,809
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at June 30, 2009

                                                                                                        VOTING AUTHORITY
NAME OF ISSUER                  TITLE           CUSIP           Value   SHRS       SH/ PUT/ INVSTMT	OTHER  SOLE  SHRD  NONE
                                OF CLASS        NUMBER          (x$1000)OR PRN     PRN CALL DSCRETN	MNGERS
4 KIDS ENTMT INC		COM		350865101      1,042     498,775    SH       SOLE		498,775
ACE LTD				SHS		CH0044328745   2,384      53,910    SH	     SOLE   	         53,910
AFLAC INC			COM		001055102      3,383     108,811    SH       SOLE		108,811
AGRIUM INC			COM     	008916108     13,074     327,051    SH	     SOLE		327,051
AMERICAN EXPRESS CO		COM		025816109      1,337      57,527    SH       SOLE                57,527
AMERIPRISE FINL INC		COM     	03076C106      1,681	  69,260    SH	     SOLE                69,260
AXA		      		SPONSORED ADR	054536107	 967	  51,000    SH	     SOLE                51,000
BANK OF NEW YORK MELLON CORP	COM		064058100      1,920	  65,494    SH	     SOLE                65,494
BARCLAYS PLC			ADR		06738E204      2,547     138,100    SH	     SOLE		138,100
BCE INC				COM NEW		05534B760      8,978     434,660    SH	     SOLE		434,660
BERKSHIRE HATHAWAY INC DEL	CL B    	084670207      4,581       1,582    SH       SOLE                 1,582
BERKSHIRE HATHAWAY INC DEL	CL A		084670108     36,990 	     411    SH       SOLE 	            411
BP PLC				SPONSORED ADR	055622104      1,635	  34,300    SH	     SOLE                34,300
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	112585104     39,275   2,293,263    SH       SOLE             2,293,263
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	BMG162521014   2,623     212,748    SH       SOLE		212,748
BURLINGTON NORTHN SANTA FE C	COM		12189T104      2,750      37,400    SH       SOLE                37,400
CANADIAN NATL RY CO		COM		136375102     18,188	 422,939    SH	     SOLE		422,939
CISCO SYS INC			COM		17275R102      2,301	 123,421    SH	     SOLE		123,421
CME GROUP INC			COM		12572Q105	 583	   1,875    SH       SOLE                 1,875
CONOCOPHILLIPS			COM		20825C104      4,454	 105,900    SH       SOLE		105,900
CREDIT SUISSE GROUP		SPONSORED ADR	225401108	 933      20,400    SH       SOLE                20,400
DEUTSCHE BANK AG		NAMEN AKT	DE0005140008   2,434	  39,900    SH       SOLE                39,900
DUN & BRADSTREET CORP DEL NE	COM		26483E100	 211	   2,600    SH	     SOLE                 2,600
ELDORADO GOLD CORP NEW		COM		284902103      3,283	 364,058    SH       SOLE		364,058
ENCANA CORP			COM		292505104     23,843	 480,415    SH       SOLE		480,415
EQUIFAX INC			COM		294429105	 248	   9,500    SH	     SOLE                 9,500
FAIRFAX FINL HLDGS LTD		SUB VTG		303901102      3,416	  13,594    SH	     SOLE		 13,594
FEDEX CORP			COM		31428X106     20,212	 363,395    SH	     SOLE		363,395
FRANKLIN RES INC		COM		354613101     21,825	 303,081    SH	     SOLE		303,081
GENERAL ELECTRIC CO		COM		369604103	 884	  75,400    SH	     SOLE		 75,400
GLOBAL PMTS INC			COM		37940X102	 412	  11,000    SH	     SOLE		 11,000
GOLDMAN SACHS GROUP INC		COM		38141G104      1,782	  12,087    SH	     SOLE		 12,087
HARTFORD FINL SVCS GROUP INC	COM		416515104      3,269	 275,418    SH	     SOLE		275,418
HSBC HLDGS PLC			SPON ADR NEW	404280406      9,137	 218,748    SH	     SOLE		218,748
IAMGOLD CORP			COM		450913108      3,343	 329,754    SH	     SOLE		329,754
IMPERIAL OIL LTD		COM NEW		453038408      3,409	  87,780    SH	     SOLE	         87,780
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	456788108	 953 	  25,918    SH	     SOLE		 25,918
ING GROEP N V			SPONSORED ADR	456837103	 907	  89,464    SH	     SOLE		 89,464
INTEL CORP			COM		458140100      2,521	 152,349    SH	     SOLE		152,349
INVESCO LTD			SHS		BMG491BT1088  96,209   5,398,924    SH	     SOLE	      5,398,924
JANUS CAP GROUP INC		COM		47102X105	 125	  11,000    SH	     SOLE		 11,000
JOHNSON & JOHNSON		COM		478160104     23,562	 414,815    SH	     SOLE		414,815
JPMORGAN CHASE & CO		COM		46625H100     16,052	 470,606    SH	     SOLE		470,606
KINROSS GOLD CORP		COM NO PAR	496902404      1,004	  55,065    SH	     SOLE		 55,065
LEGG MASON INC			COM		524901105      3,891	 159,580    SH	     SOLE		159,580
LEUCADIA NATL CORP		COM		527288104      3,525	 167,125    SH	     SOLE		167,125
MANULIFE FINL CORP		COM		56501R106	 440	  25,300    SH	     SOLE		 25,300
MARKEL CORP			COM		570535104      4,226	  15,000    SH	     SOLE		 15,000
MARSH & MCLENNAN COS INC	COM		571748102      2,914	 144,760    SH	     SOLE		144,760
MASTERCARD INC			CL A		57636Q104	 268	   1,600    SH	     SOLE		  1,600
METLIFE INC			COM		59156R108      3,341	 111,327    SH	     SOLE		111,327
MICROSOFT CORP			COM		594918104      4,514	 189,914    SH	     SOLE		189,914
MONSANTO CO NEW			COM		61166W101      3,114	  41,880    SH	     SOLE		 41,880
MOODYS CORP			COM		615369105      2,830	 107,400    SH	     SOLE		107,400
MORGAN STANLEY			COM NEW		617446448      1,551	  54,395    SH	     SOLE		 54,395
NALCO HOLDING COMPANY		COM		62985Q101     11,616	 689,790    SH	     SOLE		689,790
NEUSTAR INC			CL A		64126X201      6,171	 278,490    SH	     SOLE		278,490
NEXEN INC			COM		65334H102     12,131	 557,817    SH	     SOLE		557,817
NOMURA HLDGS INC		SPONSORED ADR	65535H208	 809	  96,000    SH	     SOLE		 96,000
NORTHERN TR CORP		COM		665859104      6,114	 113,909    SH	     SOLE		113,909
NYSE EURONEXT			COM		629491101	 273	  10,000    SH	     SOLE		 10,000
OPPENHEIMER HLDGS INC		CL A NON VTG	683797104     11,201	 529,116    SH	     SOLE		529,116
PALL CORP			COM		696429307      3,528	 132,850    SH	     SOLE		132,850
PETRO-CDA			COM		71644E102     57,953   1,499,107    SH	     SOLE	      1,499,107
POSCO				SPONSORED ADR	693483109      2,278	  27,550    SH	     SOLE		 27,550
PROCTER & GAMBLE CO		COM		742718109	 847	  16,579    SH	     SOLE		 16,579
PROGRESSIVE CORP OHIO		COM		743315103      1,499	  99,223    SH       SOLE		 99,223
PRUDENTIAL FINL INC		COM		744320102      4,580	 123,061    SH	     SOLE		123,061
QUEST DIAGNOSTICS INC		COM		74834L100	 373 	   6,607    SH	     SOLE		  6,607
ROGERS COMMUNICATIONS INC	CL B		775109200      3,755	 145,920    SH	     SOLE		145,920
ROYAL BK CDA MONTREAL QUE	COM		780087102     37,088	 905,937    SH	     SOLE		905,937
ROYAL DUTCH SHELL PLC		SPONS ADR A	780259206	 314	   6,250    SH	     SOLE		  6,250
SHAW COMMUNICATIONS INC		CL B CONV	82028K200     54,557   3,237,687    SH	     SOLE	      3,237,687
SIEMENS A G			SPONSORED ADR	826197501      2,256	  32,600    SH	     SOLE		 32,600
SK TELECOM LTD			SPONSORED ADR	78440P108      2,659	 175,500    SH	     SOLE		175,500
STATE STR CORP			COM		857477103     26,605	 563,679    SH	     SOLE		563,679
SUN LIFE FINL INC		COM		866796105     44,473   1,645,759    SH	     SOLE	      1,645,759
SUNCOR ENERGY INC		COM		867229106     15,982	 525,062    SH	     SOLE		525,062
SYNGENTA AG			SPONSORED ADR	87160A100	 635	  13,650    SH	     SOLE		 13,650
TALISMAN ENERGY INC		COM		87425E103      3,349	 232,884    SH	     SOLE		232,884
TEVA PHARMACEUTICAL INDS LTD	ADR		881624209      4,104	  83,179    SH	     SOLE		 83,179
THOMSON REUTERS CORP		COM		884903105     22,952	 787,888    SH	     SOLE		787,888
TIM HORTONS INC			COM		88706M103      2,162	  88,385    SH	     SOLE		 88,385
TORONTO DOMINION BK ONT		COM NEW		891160509    146,862   2,839,920    SH	     SOLE	      2,839,920
TOYOTA MOTOR CORP		SP ADR REP2COM	892331307      2,175	  28,800    SH	     SOLE		 28,800
TRANSALTA CORP			COM		89346D107      3,757	 195,693    SH	     SOLE		195,693
UBS AG				SHS NEW		CH0024899483   2,344	 191,630    SH	     SOLE		191,630
VERISIGN INC			COM		92343E102      2,449	 132,513    SH	     SOLE		132,513
VISA INC			COM CL A	92826C839	 411	   6,600    SH	     SOLE		  6,600
WELLS FARGO & CO NEW		COM		949746101     39,041   1,609,283    SH	     SOLE	      1,609,283
WESTERN UN CO			COM		959802109	 394	  24,000    SH	     SOLE		 24,000
WILLIS GROUP HOLDINGS LTD	SHS		BMG966551084	 831	  32,300    SH	     SOLE		 32,300
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